Exhibit 99.5

MONTHLY CERTIFICATEHOLDERS’ STATEMENT

CHASE BANK USA, NATIONAL ASSOCIATION

CHASE CREDIT CARD MASTER TRUST, SERIES 2004-CC

Monthly Period:	6/1/08	to	6/30/08
Transfer Date:			7/14/08

Under Section 5.2 of the Fifth Amended and Restated Pooling and Servicing Agreement dated as of December 19, 2007 (the “Agreement”) by and among Chase Bank USA, National Association, as Transferor and as Servicer, JPMorgan Chase Bank, National Association, as Paying Agent, and The Bank of New York Mellon (formerly known as The Bank of New York), as Trustee, the Servicer, is required to prepare certain information each month regarding current distributions to Certificateholders and the performance of the Chase Credit Card Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date noted above and with respect to the performance of the Trust during the month noted above is set forth below. Capitalized terms used in this Monthly Certificateholders’ Statement have their respective meanings set forth in the Agreement.

A.	Information Regarding the Current Monthly Distribution

1.	The total amount to be distributed to the Certificateholders on the Transfer Date	598,572,299.06

2.	The amount set forth in item 1 above representing Collections of Principal Receivables allocated to Series 2004-CC	555,797,956.04

3.	The amount set forth in item 1 above representing Unapplied Master Trust Level Principal Collections allocated to Series 2004-CC	0.00

4.	The amount of the distribution set forth in item 1 above representing Collections of Finance Charge Receivables allocated to Series 2004-CC as well as any other amounts to be to be treated as Series 2004-CC Finance Charge Collections	42,774,343.02

B.	Information Regarding the Performance of the Trust

1.	The aggregate amount of Receivables in the Trust as of the last day of the Monthly Period	16,226,137,019.84

2.	The aggregate amount of Principal Receivables in the Trust as of the last day of the Monthly Period	15,283,864,124.19

3.	The Invested Amount as of the last day of the Monthly Period	3,200,000,000.00

4.	The Invested Amount used in calculating the Floating Allocation Percentage for the current Monthly Period	3,200,000,000.00

5.	The Invested Amount used in calculating the Principal Allocation Percentage for the current Monthly Period	3,200,000,000.00

6.	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the Monthly Period

	(a) 30 - 59 days	147,747,059.44
	(b) 60 - 89 days	109,726,835.26
	(c) 90 - 119 days	100,033,029.37
	(d) 120 - 149 days	93,162,979.96
	(e) 150 - 179 days	82,062,017.38
	(f) 180 or more days	78,095.25

	Total	532,810,016.66

7.	The aggregate amount of all defaulted Principal Receivables written off as uncollectible during the Monthly Period allocable to the Invested Amount (the aggregate “ Investor Default Amount”)	14,130,380.14

8.	The amount of the Investor Monthly Servicing Fee Payable to the Servicer for the Monthly Period	4,000,000.00

9.	The total Additional Invested Amount to be added to the Invested Amount on the Transfer Date	569,928,336.18

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date July 09, 2008.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Vice President